CONSOLIDATED CONDENSED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Statement Of Financial Position [Abstract]
Allowance for bad debts	$ 12,853	[1]	$ 8,117	[1]
Preferred stock, par value	$ 1		$ 1
Accumulated depreciation and amortization on property, plant and equipment	$ 1,136,024		$ 1,063,934
Preferred stock, shares authorized	1,942,000		1,942,000
Preferred stock, shares outstanding	0		0
Common stock, par value	$ 0.166667		$ 0.166667
Common stock, shares authorized	280,000,000		280,000,000
Common stock, shares issued	120,491,164		118,968,396
Common stock, shares outstanding	120,491,164		118,968,396

[1]	Additional information on the allowance for doubtful accounts for the years ended December 31, 2013, 2012 and 2011 is reported on Schedule II - Valuation and Qualifying Accounts.